Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2015
Valuation And Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]

Schedule II

Eastman Kodak Company

Valuation and Qualifying Accounts

	Beginning		Net Deductions	Ending
(in millions)	Balance	Additions	and Other	Balance
Year ended December 31, 2015 (Successor)
Reserve for doubtful accounts	$11	4	5	$10
Deferred tax valuation allowance	$1,127	182	108	$1,201

Year ended December 31, 2014 (Successor)
Reserve for doubtful accounts	$6	5	—	$11
Deferred tax valuation allowance	$953	257	83	$1,127

Four Months ended December 31, 2013 (Successor)
Reserve for doubtful accounts	$—	6	—	$6
Deferred tax valuation allowance	$1,273	157	477	$953

In connection with the application of fresh start accounting on September 1, 2013, the carrying value of trade receivables was adjusted to fair value, eliminating the reserve for doubtful accounts.

Eight Months ended August 31, 2013 (Predecessor)
Reserve for doubtful accounts	$30	—	8	$22
Deferred tax valuation allowance	$2,838	180	1,745	$1,273